Schedule of trade receivables (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Trade Receivables
Trade receivables	$ 170,302	$ 45,528
Less: Allowance for expected credit losses	(35,115)
Current trade receivables	$ 135,187	$ 45,528